Statements of Net Assets Available for Benefits - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value [Abstract]
Total	$ 1,033,179,576	$ 938,666,319
Receivables:
Notes receivable from participants	14,961,576	14,458,771
Employer contributions	14,899,473	14,556,336
Employee contributions	533,023	507,536
Total Receivables	30,394,072	29,522,643
Net Assets Available for Benefits	1,063,573,648	968,188,962
Equity funds
EBP, Investment, Fair Value [Abstract]
Total	255,579,504	217,898,511
Bond funds
EBP, Investment, Fair Value [Abstract]
Total	33,019,340	30,157,030
Pooled, common and collective funds at net asset value
EBP, Investment, Fair Value [Abstract]
Total	619,812,795	534,877,219
Common stock
EBP, Investment, Fair Value [Abstract]
Total	$ 124,767,937	$ 155,733,559